Submission	Jun. 15, 2026
Submission [Line Items]
Central Index Key	0001792044
Registrant Name	Viatris Inc
Registration File Number	333-287087
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A